Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000015999 | Goldman Sachs8193520
Holdings [Line Items]
Percent of Total Investments	8.90%
C000015999 | United States Treasury Bill8193594
Holdings [Line Items]
Percent of Total Investments	5.10%
C000015999 | FHLB DN8193557
Holdings [Line Items]
Percent of Total Investments	5.00%
C000015999 | FHLB DN8193540
Holdings [Line Items]
Percent of Total Investments	4.40%
C000015999 | United States Treasury Bill8193607
Holdings [Line Items]
Percent of Total Investments	4.40%
C000015999 | FHLB DN8193560
Holdings [Line Items]
Percent of Total Investments	4.10%
C000015999 | United States Treasury Bill8193580
Holdings [Line Items]
Percent of Total Investments	3.80%
C000015999 | United States Treasury Bill8193589
Holdings [Line Items]
Percent of Total Investments	3.80%
C000015999 | United States Treasury Bill8193597
Holdings [Line Items]
Percent of Total Investments	3.80%
C000015999 | FHLB DN8193546
Holdings [Line Items]
Percent of Total Investments	3.80%
C000015999 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000015999 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000015999 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000015999 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	48.60%
C000016001 | Goldman Sachs8193520
Holdings [Line Items]
Percent of Total Investments	8.90%
C000016001 | United States Treasury Bill8193594
Holdings [Line Items]
Percent of Total Investments	5.10%
C000016001 | FHLB DN8193557
Holdings [Line Items]
Percent of Total Investments	5.00%
C000016001 | FHLB DN8193540
Holdings [Line Items]
Percent of Total Investments	4.40%
C000016001 | United States Treasury Bill8193607
Holdings [Line Items]
Percent of Total Investments	4.40%
C000016001 | FHLB DN8193560
Holdings [Line Items]
Percent of Total Investments	4.10%
C000016001 | United States Treasury Bill8193580
Holdings [Line Items]
Percent of Total Investments	3.80%
C000016001 | United States Treasury Bill8193589
Holdings [Line Items]
Percent of Total Investments	3.80%
C000016001 | United States Treasury Bill8193597
Holdings [Line Items]
Percent of Total Investments	3.80%
C000016001 | FHLB DN8193546
Holdings [Line Items]
Percent of Total Investments	3.80%
C000016001 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000016001 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000016001 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000016001 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	48.60%
C000016000 | Goldman Sachs8193520
Holdings [Line Items]
Percent of Total Investments	8.90%
C000016000 | United States Treasury Bill8193594
Holdings [Line Items]
Percent of Total Investments	5.10%
C000016000 | FHLB DN8193557
Holdings [Line Items]
Percent of Total Investments	5.00%
C000016000 | FHLB DN8193540
Holdings [Line Items]
Percent of Total Investments	4.40%
C000016000 | United States Treasury Bill8193607
Holdings [Line Items]
Percent of Total Investments	4.40%
C000016000 | FHLB DN8193560
Holdings [Line Items]
Percent of Total Investments	4.10%
C000016000 | United States Treasury Bill8193580
Holdings [Line Items]
Percent of Total Investments	3.80%
C000016000 | United States Treasury Bill8193589
Holdings [Line Items]
Percent of Total Investments	3.80%
C000016000 | United States Treasury Bill8193597
Holdings [Line Items]
Percent of Total Investments	3.80%
C000016000 | FHLB DN8193546
Holdings [Line Items]
Percent of Total Investments	3.80%
C000016000 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000016000 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000016000 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000016000 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	48.60%
C000134824 | Puerto Rico, Sales Tax Financing, Sales Tax Revenue8194317
Holdings [Line Items]
Percent of Total Investments	1.20%
C000134824 | Westchester, Tobacco Asset Securitization8195299
Holdings [Line Items]
Percent of Total Investments	0.80%
C000134824 | Chicago, O'Hare International Airport8194540
Holdings [Line Items]
Percent of Total Investments	0.80%
C000134824 | North Texas, Tollway Authority8194310
Holdings [Line Items]
Percent of Total Investments	0.70%
C000134824 | Puerto Rico, Sales Tax Financing, Sales Tax Revenue8194328
Holdings [Line Items]
Percent of Total Investments	0.70%
C000134824 | Legato Community Authority8194797
Holdings [Line Items]
Percent of Total Investments	0.70%
C000134824 | Sierra Vista, Industrial Development Authority8195213
Holdings [Line Items]
Percent of Total Investments	0.70%
C000134824 | New York State, Dormitory Authority8194985
Holdings [Line Items]
Percent of Total Investments	0.70%
C000134824 | California State, Community Choice Financing Authority8194454
Holdings [Line Items]
Percent of Total Investments	0.60%
C000134824 | Juban Crossing, Economic Development District8194718
Holdings [Line Items]
Percent of Total Investments	0.60%
C000134824 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000134824 | Board Bank Revenue
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000134824 | Water
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000134824 | Pollution Control
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000134824 | Tobacco
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000134824 | Airports
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000134824 | Housing
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000134824 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000134824 | General Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000134824 | Healthcare
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000134824 | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000134824 | General Revenue
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000134824 | Industrial Development
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000134824 | Education
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000134825 | Puerto Rico, Sales Tax Financing, Sales Tax Revenue8194317
Holdings [Line Items]
Percent of Total Investments	1.20%
C000134825 | Westchester, Tobacco Asset Securitization8195299
Holdings [Line Items]
Percent of Total Investments	0.80%
C000134825 | Chicago, O'Hare International Airport8194540
Holdings [Line Items]
Percent of Total Investments	0.80%
C000134825 | North Texas, Tollway Authority8194310
Holdings [Line Items]
Percent of Total Investments	0.70%
C000134825 | Puerto Rico, Sales Tax Financing, Sales Tax Revenue8194328
Holdings [Line Items]
Percent of Total Investments	0.70%
C000134825 | Legato Community Authority8194797
Holdings [Line Items]
Percent of Total Investments	0.70%
C000134825 | Sierra Vista, Industrial Development Authority8195213
Holdings [Line Items]
Percent of Total Investments	0.70%
C000134825 | New York State, Dormitory Authority8194985
Holdings [Line Items]
Percent of Total Investments	0.70%
C000134825 | California State, Community Choice Financing Authority8194454
Holdings [Line Items]
Percent of Total Investments	0.60%
C000134825 | Juban Crossing, Economic Development District8194718
Holdings [Line Items]
Percent of Total Investments	0.60%
C000134825 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000134825 | Board Bank Revenue
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000134825 | Water
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000134825 | Pollution Control
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000134825 | Tobacco
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000134825 | Airports
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000134825 | Housing
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000134825 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000134825 | General Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000134825 | Healthcare
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000134825 | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000134825 | General Revenue
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000134825 | Industrial Development
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000134825 | Education
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000123069 | Golub Capital BDC 48193633
Holdings [Line Items]
Percent of Total Investments	3.10%
C000123069 | Primary Wave Music IP Fund LP8193672
Holdings [Line Items]
Percent of Total Investments	2.80%
C000123069 | City National Rochdale FIOF Investments (Ireland) Limited8193681
Holdings [Line Items]
Percent of Total Investments	2.60%
C000123069 | Armada Euro CLO III DAC8197434
Holdings [Line Items]
Percent of Total Investments	0.80%
C000123069 | Rockford Tower Europe CLO DAC8197634
Holdings [Line Items]
Percent of Total Investments	0.80%
C000123069 | Fair Oaks Loan Funding III DAC8197551
Holdings [Line Items]
Percent of Total Investments	0.60%
C000123069 | TCW Direct Lending LLC8193678
Holdings [Line Items]
Percent of Total Investments	0.60%
C000123069 | Pikes Peak CLO 148197709
Holdings [Line Items]
Percent of Total Investments	0.60%
C000123069 | PARK BLUE CLO8197789
Holdings [Line Items]
Percent of Total Investments	0.50%
C000123069 | Sandstone Peak III8197795
Holdings [Line Items]
Percent of Total Investments	0.50%
C000123069 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000123069 | Warrant
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000123069 | Future
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000123069 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000123069 | Forward
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000123069 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000123069 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000123069 | Convertible Bond
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000123069 | Note
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000123069 | Limited Partnership
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000123069 | Non-Listed Business Development Company
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000123069 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000123069 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000123069 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	46.90%
C000123067 | Altria Group8193630
Holdings [Line Items]
Percent of Total Investments	3.00%
C000123067 | International Paper8193695
Holdings [Line Items]
Percent of Total Investments	2.90%
C000123067 | Williams8193783
Holdings [Line Items]
Percent of Total Investments	2.90%
C000123067 | Regions Financial8193749
Holdings [Line Items]
Percent of Total Investments	2.80%
C000123067 | Fifth Third Bancorp8193674
Holdings [Line Items]
Percent of Total Investments	2.80%
C000123067 | Entergy8193666
Holdings [Line Items]
Percent of Total Investments	2.70%
C000123067 | Citizens Financial Group8193652
Holdings [Line Items]
Percent of Total Investments	2.70%
C000123067 | American Electric Power8193632
Holdings [Line Items]
Percent of Total Investments	2.70%
C000123067 | Duke Energy8193663
Holdings [Line Items]
Percent of Total Investments	2.60%
C000123067 | AT&T8193635
Holdings [Line Items]
Percent of Total Investments	2.60%
C000123067 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000123067 | Healthcare
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000123067 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000123067 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000123067 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000123067 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000123067 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000123067 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000123067 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000123067 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000123067 | Multi-Utilities
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000123067 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000123067 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000120110 | Microsoft8193685
Holdings [Line Items]
Percent of Total Investments	7.60%
C000120110 | NVIDIA8193691
Holdings [Line Items]
Percent of Total Investments	6.30%
C000120110 | Apple8193627
Holdings [Line Items]
Percent of Total Investments	6.10%
C000120110 | Alphabet8193616
Holdings [Line Items]
Percent of Total Investments	4.50%
C000120110 | Amazon.Com8193619
Holdings [Line Items]
Percent of Total Investments	3.80%
C000120110 | UnitedHealth Group8193735
Holdings [Line Items]
Percent of Total Investments	2.70%
C000120110 | JPMorgan Chase8193665
Holdings [Line Items]
Percent of Total Investments	2.70%
C000120110 | Trane Technologies8193732
Holdings [Line Items]
Percent of Total Investments	2.60%
C000120110 | Costco Wholesale8193647
Holdings [Line Items]
Percent of Total Investments	2.30%
C000120110 | Home Depot8193662
Holdings [Line Items]
Percent of Total Investments	2.20%
C000120110 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000120110 | Healthcare
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000120110 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000120110 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000120110 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000120110 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000120110 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000120110 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000120110 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000120110 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000120110 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000120110 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000120110 | Water Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000120109 | Microsoft8193685
Holdings [Line Items]
Percent of Total Investments	7.60%
C000120109 | NVIDIA8193691
Holdings [Line Items]
Percent of Total Investments	6.30%
C000120109 | Apple8193627
Holdings [Line Items]
Percent of Total Investments	6.10%
C000120109 | Alphabet8193616
Holdings [Line Items]
Percent of Total Investments	4.50%
C000120109 | Amazon.Com8193619
Holdings [Line Items]
Percent of Total Investments	3.80%
C000120109 | UnitedHealth Group8193735
Holdings [Line Items]
Percent of Total Investments	2.70%
C000120109 | JPMorgan Chase8193665
Holdings [Line Items]
Percent of Total Investments	2.70%
C000120109 | Trane Technologies8193732
Holdings [Line Items]
Percent of Total Investments	2.60%
C000120109 | Costco Wholesale8193647
Holdings [Line Items]
Percent of Total Investments	2.30%
C000120109 | Home Depot8193662
Holdings [Line Items]
Percent of Total Investments	2.20%
C000120109 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000120109 | Healthcare
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000120109 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000120109 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000120109 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000120109 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000120109 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000120109 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000120109 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000120109 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000120109 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000120109 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000120109 | Water Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000120111 | Microsoft8193685
Holdings [Line Items]
Percent of Total Investments	7.60%
C000120111 | NVIDIA8193691
Holdings [Line Items]
Percent of Total Investments	6.30%
C000120111 | Apple8193627
Holdings [Line Items]
Percent of Total Investments	6.10%
C000120111 | Alphabet8193616
Holdings [Line Items]
Percent of Total Investments	4.50%
C000120111 | Amazon.Com8193619
Holdings [Line Items]
Percent of Total Investments	3.80%
C000120111 | UnitedHealth Group8193735
Holdings [Line Items]
Percent of Total Investments	2.70%
C000120111 | JPMorgan Chase8193665
Holdings [Line Items]
Percent of Total Investments	2.70%
C000120111 | Trane Technologies8193732
Holdings [Line Items]
Percent of Total Investments	2.60%
C000120111 | Costco Wholesale8193647
Holdings [Line Items]
Percent of Total Investments	2.30%
C000120111 | Home Depot8193662
Holdings [Line Items]
Percent of Total Investments	2.20%
C000120111 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000120111 | Healthcare
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000120111 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000120111 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000120111 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000120111 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000120111 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000120111 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000120111 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000120111 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000120111 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000120111 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000120111 | Water Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.80%